Consolidated statements of comprehensive income - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Revenue
Revenue	$ 56,679,753	$ 55,473,725	$ 16,898,178
Cost of revenue
Cost of revenue	(21,172,335)	(4,356,996)	(112,803)
Marketing and sales	(1,854,577)	(4,342,591)	(21,241)
General and administrative	(31,158,789)	(14,382,806)	(1,406,087)
Impairment - trade and loan receivables	(6,789,320)	(3,925,335)	(183,232)
Impairment - intangible assets		(1,907,503)
Impairment - contract costs	(1,496,501)	(1,100,000)
Total expenses	41,299,187	25,658,235	1,610,560
Results from operating activities	(5,791,769)	25,458,494	15,174,815
Other income	63,489	113,456
Change in fair value of warrant liabilities	(40,772,657)	(26,111,685)
Unrealised gain on other investments	142,783
Finance income	11,609	48,011	1,342
Finance costs	(636,679)	(130,490)	(2,817)
Net finance costs	(625,070)	(82,479)	(1,475)
Profit before income tax	34,562,090	51,601,156	15,173,340
Income tax expense	(1,138,561)	(6,348,444)	(1,592,549)
Profit for the year	33,423,529	45,252,712	13,580,791
Other comprehensive income
Foreign operations - foreign currency translation differences	(282)
Total comprehensive income for the year	33,423,247	45,252,712	13,580,791
Profit attributable to:
Owners of the Company	33,427,019	$ 45,252,712	$ 13,580,791
Non-controlling interests	$ (3,490)
Earnings per share attributable to equity holders of the Company
Basic and diluted	$ 0.44	$ 0.74	$ 4.07
Platform Fees
Revenue
Revenue	$ 38,086,928	$ 55,473,725	$ 16,898,178
Cost of revenue
Cost of revenue	(2,900,195)	$ (4,356,996)	$ (112,803)
Trade Marketplace
Revenue
Revenue	18,592,825
Cost of revenue
Cost of revenue	$ (18,272,140)